Convertible Preferred Stock And Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Summary Of Temporary Equity
The authorized, issued and outstanding shares, original issuance price per share of the Company’s preferred stock are as follows as of June 30, 2021.

Issue Date	Series	Shares Authorized	Shares Issued and Outstanding	Original Issue Price per Share	Liquidation Preference
March 2018	Seed	4,707	4,707	$1.0000	$4,707
September 2018	A	4,541	4,541	$1.1011	$5,000
May 2019	B-1	508	508	$4.9767	$2,527
May 2019	B	5,425	5,425	$6.2209	$33,750
March 2020	C-1	761	761	$10.0223	$7,624
March - May 2020; March 2021	C	8,874	8,874	$10.4236	$92,468

		24,816	24,816		$146,076

The authorized, issued and outstanding shares, original issuance price per share of the Company’s preferred stock are as follows as of December 31, 2020.

Issue Date	Series	Shares Authorized	Shares Issued and Outstanding	Original Issue Price per Share	Liquidation Preference
March 2018	Seed	4,707	4,707	$1.0000	$4,707
September 2018	A	4,541	4,541	$1.1011	$5,000
May 2019	B-1	508	508	$4.9767	$2,527
May 2019	B	5,425	5,425	$6.2209	$33,750
March 2020	C-1	761	761	$10.0223	$7,624
March - May 2020	C	5,756	5,516	$10.4236	$57,500

		21,698	21,458		$111,108

The authorized, issued and outstanding shares, original issuance price per share of the Company’s preferred stock are as follows as of December 31, 2020.

Issue Date	Series	Shares Authorized	Shares Issued and Outstanding	Original Issue Price per Share	Liquidation Preference
March 2018	Seed	4,707	4,707	$1.0000	$4,707

September 2018	A	4,541	4,541	$1.1011	$5,000

May 2019	B-1	508	508	$4.9767	$2,527

May 2019	B	5,425	5,425	$6.2209	$33,750

March 2020	C-1	761	761	$10.0223	$7,624

March – May 2020	C	5,756	5,516	$10.4236	$57,500

		21,698	21,458		$111,108

The authorized, issued and outstanding shares, original issuance price per share of the Company’s preferred stock are as follows as of December 31, 2019.

Issue Date	Series	Shares Authorized	Shares Issued and Outstanding	Original Issue Price per Share	Liquidation Preference
March 2018	Seed	5,751	4,707	$1.0000	$4,707

September 2018	A	4,541	4,541	$1.1011	$5,000

May 2019	B-1	508	508	$4.9767	$2,527

May 2019	B	5,546	5,425	$6.2209	$33,750

		16,346	15,181		$45,984